                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                      811-1

                      (Investment Company Act File Number)

                       Federated Stock and Bond Fund, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/04

               Date of Reporting Period: Six months ended 5/31/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Stock and Bond Fund, Inc.

Established 1934

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2004	11/30/2003 [1]
Net Asset Value, Beginning of Period	$17.38	$17.32
Income From Investment Operations:
Net investment income	0.13	0.02
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.52	0.11

TOTAL FROM INVESTMENT OPERATIONS	0.65	0.13

Less Distributions:
Distributions from net investment income	(0.13)	(0.07)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--

TOTAL DISTRIBUTIONS	(0.13)	(0.07)

Net Asset Value, End of Period	$17.90	$17.38

Total Return[2]	3.73%	0.75%

Ratios to Average Net Assets:

Expenses	1.25%[3,4]	1.26%[3,4]

Net investment income	1.47%[3]	1.64%[3]

Expense waiver/reimbursement[5]	0.00%[3,6]	0.01%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$228,699	$226,701

Portfolio turnover	29%	1%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2003	2002	2001	2000	1999
$15.61	$17.22	$18.78	$18.71	$19.14

0.31	0.39	0.48	0.55	0.55
1.71	(1.62)	(1.04)	0.48	0.45

2.02	(1.23)	(0.56)	1.03	1.00

(0.31)	(0.38)	(0.53)	(0.54)	(0.53)
--	--	(0.47)	(0.42)	(0.90)

(0.31)	(0.38)	(1.00)	(0.96)	(1.43)

$17.32	$15.61	$17.22	$18.78	$18.71

13.08%	(7.32)%	(3.12)%	5.79%	5.35%

1.31%[4]	1.26%[4]	1.31%	1.29%	1.25%

1.89%	2.32%	2.64%	2.98%	2.85%

0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]

$224,461	$184,294	$175,854	$177,236	$209,985

74%	54%	28%	26%	46%

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2004	11/30/2003 [1]
Net Asset Value, Beginning of Period	$17.36	$17.28
Income From Investment Operations:
Net investment income	0.06	0.01
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.52	0.11

TOTAL FROM INVESTMENT OPERATIONS	0.58	0.12

Less Distributions:
Distributions from net investment income	(0.06)	(0.04)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--

TOTAL DISTRIBUTIONS	(0.06)	(0.04)

Net Asset Value, End of Period	$17.88	$17.36

Total Return[2]	3.33%	0.68%

Ratios to Average Net Assets:

Expenses	2.00%[3,4]	2.01%[3,4]

Net investment income	0.72%[3]	0.89%[3]

Expense waiver/reimbursement[5]	0.00%[3,6]	0.01%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$74,985	$72,412

Portfolio turnover	29%	1%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2003	2002	2001	2000	1999
$15.58	$17.19	$18.75	$18.68	$19.10

0.19	0.26	0.35	0.41	0.42
1.70	(1.62)	(1.05)	0.49	0.45

1.89	(1.36)	(0.70)	0.90	0.87

(0.19)	(0.25)	(0.39)	(0.41)	(0.39)
--	--	(0.47)	(0.42)	(0.90)

(0.19)	(0.25)	(0.86)	(0.83)	(1.29)

$17.28	$15.58	$17.19	$18.75	$18.68

12.22%	(8.02)%	(3.85)%	5.02%	4.63%

2.06%[4]	2.01%[4]	2.06%	2.04%	2.00%

1.14%	1.57%	1.89%	2.26%	2.10%

0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]

$71,836	$59,165	$60,058	$48,898	$53,154

74%	54%	28%	26%	46%

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2004	11/30/2003 [1]
Net Asset Value, Beginning of Period	$17.32	$17.24
Income From Investment Operations:
Net investment income	0.06	0.01
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.52	0.11

TOTAL FROM INVESTMENT OPERATIONS	0.58	0.12

Less Distributions:
Distributions from net investment income	(0.06)	(0.04)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--

TOTAL DISTRIBUTIONS	(0.06)	(0.04)

Net Asset Value, End of Period	$17.84	$17.32

Total Return[2]	3.36%	0.68%

Ratios to Average Net Assets:

Expenses	1.99%[3,4]	2.01%[3,4]

Net investment income	0.73%[3]	0.89%[3]

Expense waiver/reimbursement[5]	0.00%[3,6]	0.01%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$24,560	$27,853

Portfolio turnover	29%	1%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2003	2002	2001	2000	1999
$15.54	$17.15	$18.70	$18.63	$19.07

0.19	0.26	0.35	0.41	0.42
1.70	(1.62)	(1.04)	0.49	0.43

1.89	(1.36)	(0.69)	0.90	0.85

(0.19)	(0.25)	(0.39)	(0.41)	(0.39)
--	--	(0.47)	(0.42)	(0.90)

(0.19)	(0.25)	(0.86)	(0.83)	(1.29)

$17.24	$15.54	$17.15	$18.70	$18.63

12.25%	(8.03)%	(3.81)%	5.04%	4.52%

2.04%[4]	2.01%[4]	2.06%	2.04%	2.00%

1.16%	1.57%	1.89%	2.26%	2.10%

0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]

$27,731	$22,567	$24,032	$21,909	$20,385

74%	54%	28%	26%	46%

Financial Highlights--Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2004	Period Ended 11/30/2003 [1]	Period Ended 10/31/2003 [2]
Net Asset Value, Beginning of Period	$17.38	$17.32	$15.61
Income From Investment Operations:
Net investment income	0.09	0.01	0.10
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts	0.54	0.10	1.71

TOTAL FROM INVESTMENT OPERATIONS	0.63	0.11	1.81

Less Distributions:
Distributions from net investment income	(0.09)	(0.05)	(0.10)

Net Asset Value, End of Period	$17.92	$17.38	$17.32

Total Return[3]	3.64%	0.64%	11.64%

Ratios to Average Net Assets:

Expenses	1.72%[4,5]	1.78%[4,5]	1.81%[4,5]

Net investment income	1.00%[4]	1.14%[4]	1.39%[4]

Expense waiver/reimbursement[6]	0.00%[4,7]	0.01%[4]	0.00%[4,7]

Supplemental Data:

Net assets, end of period (000 omitted)	$2	$0 [8]	$0 [8]

Portfolio turnover	29%	1%	74%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Shares			Value
		STOCKS--72.1%
		COMMON STOCKS--69.1%
		Consumer Discretionary--6.4%
37,600		Clear Channel Communications, Inc.	$1,492,720
85,300		Home Depot, Inc.	3,063,976
34,500		Johnson Controls, Inc.	1,860,240
86,300		McDonald's Corp.	2,278,320
25,800		Nike, Inc., Class B	1,835,670
21,400		Omnicom Group, Inc.	1,709,218
55,200		Target Corp.	2,467,440
80,500		Viacom, Inc., Class B	2,969,645
140,000		Walt Disney Co.	3,285,800

		TOTAL	20,963,029

		Consumer Staples--7.7%
83,700		Altria Group, Inc.	4,015,089
65,100		Coca-Cola Co.	3,342,885
63,850		Gillette Co.	2,751,296
109,600	[1]	Kroger Co.	1,829,224
52,900		PepsiCo, Inc.	2,823,273
17,600		Procter & Gamble Co.	1,897,632
82,200		Sara Lee Corp.	1,882,380
120,200		Wal-Mart Stores, Inc.	6,698,746

		TOTAL	25,240,525

		Energy--4.6%
22,700		ChevronTexaco Corp.	2,052,080
23,500		ConocoPhillips	1,723,255
178,600		Exxon Mobil Corp.	7,724,450
72,900		Halliburton Co.	2,117,016
59,200	[1]	Transocean Sedco Forex, Inc.	1,582,416

		TOTAL	15,199,217

Shares			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Financials--11.5%
54,300		Allstate Corp.	$2,388,114
89,000		American International Group, Inc.	6,523,700
36,100		Bank of America Corp.	3,000,993
65,300		Bank of New York Co., Inc.	1,963,571
109,000		Citigroup, Inc.	5,060,870
32,600		Federal National Mortgage Association	2,207,020
116,000		J.P. Morgan Chase & Co.	4,273,440
23,200		Lehman Brothers Holdings, Inc.	1,755,080
69,300		MBNA Corp.	1,760,220
30,200		Merrill Lynch & Co., Inc.	1,715,360
60,900		Morgan Stanley	3,258,759
37,500		Wachovia Corp.	1,770,375
35,000		Wells Fargo & Co.	2,058,000

		TOTAL	37,735,502

		Healthcare--10.1%
41,300		Abbott Laboratories	1,701,973
55,000		Baxter International, Inc.	1,729,200
31,350	[1]	Biogen Idec, Inc.	1,948,402
47,900	[1]	Boston Scientific Corp.	2,121,970
59,700		Bristol-Myers Squibb Co.	1,508,619
35,200	[1]	Forest Laboratories, Inc., Class A	2,231,328
4,130	[1]	Hospira, Inc.	105,893
52,825		Johnson & Johnson	2,942,880
24,500		Lilly (Eli) & Co.	1,804,915
54,700		McKesson HBOC, Inc.	1,881,680
74,100	[1]	Medimmune, Inc.	1,783,587
36,700		Medtronic, Inc.	1,757,930
56,900		Merck & Co., Inc.	2,691,370
169,400		Pfizer, Inc.	5,986,596
96,900		Schering Plough Corp.	1,637,610
35,500		Wyeth	1,278,000

		TOTAL	33,111,953

Shares			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Industrials--9.1%
19,700		Caterpillar, Inc.	$1,484,395
77,900		Cendant Corp.	1,787,026
47,800		Danaher Corp.	2,248,034
19,300		Deere & Co.	1,268,010
22,700		FedEx Corp.	1,670,266
278,000		General Electric Co.	8,651,360
38,300		Ingersoll-Rand Co., Class A	2,500,990
60,400		Masco Corp.	1,748,580
52,400		Raytheon Co.	1,742,300
38,500		Textron, Inc.	2,104,025
84,500		Tyco International Ltd.	2,601,755
69,400		Waste Management, Inc.	1,995,944

		TOTAL	29,802,685

		Information Technology--13.8%
74,400	[1]	Advanced Micro Devices, Inc.	1,156,920
242,500	[1]	Applied Materials, Inc.	4,840,300
162,800	[1]	Cisco Systems, Inc.	3,606,020
62,900	[1]	Dell, Inc.	2,212,822
59,300		First Data Corp.	2,567,097
257,100		Hewlett-Packard Co.	5,460,804
192,800		Intel Corp.	5,504,440
33,600		International Business Machines Corp.	2,976,624
48,800	[1]	KLA-Tencor Corp.	2,351,184
50,900	[1]	Lam Research Corp.	1,279,117
27,100	[1]	Lexmark International Group, Class A	2,556,072
34,200		Maxim Integrated Products, Inc.	1,738,386
286,300		Microsoft Corp.	7,544,005
135,800	[1]	Oracle Corp.	1,537,256

		TOTAL	45,331,047

		Materials--2.0%
71,100		Alcoa, Inc.	2,225,430
50,700		Du Pont (E.I.) de Nemours & Co.	2,190,240
55,900		International Paper Co.	2,343,887

		TOTAL	6,759,557

Shares or Principal Amount			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Telecommunication Services--3.3%
96,500		AT&T Corp.	$1,599,970
103,600		BellSouth Corp.	2,585,856
129,400		SBC Communications, Inc.	3,066,780
101,100		Verizon Communications	3,496,038

		TOTAL	10,748,644

		Undefined--0.0%
1,000		Arcadia Financial Ltd. - Warrants	0
440	[1]	NRG Energy, Inc.	9,302

		TOTAL	9,302

		Utilities--0.6%
65,700	[1]	P G & E Corp.	1,872,450

		TOTAL COMMON STOCKS (IDENTIFIED COST $202,598,238)	226,773,911

		FUTURES CONTRACTS COLLATERAL--3.0%[2]
$2,000,000		United States Treasury Bill, 7/1/2004	1,998,520
3,700,000		United States Treasury Bill, 7/29/2004	3,693,969
4,000,000		United States Treasury Bill, 8/26/2004	3,990,040

		TOTAL FUTURES CONTRACTS COLLATERAL (IDENTIFIED COST $9,682,717)	9,682,529

		TOTAL STOCKS (IDENTIFIED COST $212,280,955)	236,456,440

		ASSET-BACKED SECURITIES--0.2%
337,591	[3]	125 Home Loan Owner Trust 1998-1A B1, 9.26%, 02/15/2029	342,497
459,562		Residential Asset Mortgage Pro 2003RS11 AIIB, 1.43%, 12/25/2033	461,497

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $796,996)	803,994

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.8%
1,388,136		Federal National Mortgage Association, 1.600%, 9/25/2032	1,395,160
870,000		Morgan Stanley Capital, Inc. 2004-T13 A1, 2.85%, 9/13/2045	851,860
41,354	[3]	SMFC Trust Asset-Backed Certificates, Series 1997-A 4, 3.583%, 1/28/2025	31,700
457,584		Wells Fargo Mortgage Backed Se 2003-18 Series 2003-18, Class A1, 5.5%, 12/25/2033	457,044

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,759,234)	2,735,764

Principal Amount			Value
		CORPORATE BONDS--8.6%
		Basic Industry - Metals & Mining--0.1%
$150,000		BHP Finance (USA), Inc., 4.8%, 4/15/2013	$146,993
100,000		Inco Ltd., 5.7%, 10/15/2015	99,128
100,000		Thiokol Corp., Sr. Note, 6.625%, 3/01/2008	108,849

		TOTAL	354,970

		Basic Industry - Paper--0.2%
70,000		International Paper Co., 5.5%, 1/15/2014	68,633
200,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	234,500
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	153,750
275,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	298,680

		TOTAL	755,563

		Capital Goods - Aerospace & Defense--0.0%
50,000		Lockheed Martin Corp., Note, 8.2%, 12/01/2009	58,695

		Capital Goods -- Diversified Manufacturing--0.3%
500,000		Kennametal, Inc., 7.2%, 6/15/2012	529,560
250,000		Tyco International Group, Note, 5.8%, 8/01/2006	261,580

		TOTAL	791,140

		Capital Goods - Environmental--0.3%
1,000,000		Waste Management, Inc., Deb., 8.75%, 5/01/2018	1,117,860

		Communications - Media & Cable--0.4%
500,000		British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009	548,495
750,000		Cox Communications, Inc., 7.75%, 8/15/2006	817,305

		TOTAL	1,365,800

		Communications - Media Noncable--0.2%
250,000		Clear Channel Communications, 3.125%, 2/01/2007	246,913
300,000		Univision Communications,, Sr. Note, 3.5%, 10/15/2007	296,421

		TOTAL	543,334

		Communications - Telecom Internet--0.0%
50,000		Insight Midwest LP, Sr. Note, 9.75%, 10/01/2009	52,875

		Communications - Telecom Wireless--0.2%
250,000		AT&T Wireless Services,, Sr. Note, 7.35%, 3/01/2006	269,008
260,000		Tritel xS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	304,850

		TOTAL	573,858

Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--0.6%
$200,000		CenturyTel, Inc., 8.375%, 10/15/2010	$228,908
250,000		Citizens Communications, Unsecd. Note, 9.25%, 5/15/2011	258,308
100,000		Deutsche Telekom Interna, 5.25%, 7/22/2013	97,552
500,000		Sprint Capital Corp., 7.125%, 1/30/2006	532,815
200,000		Telefonos de Mexico, Note, 4.5%, 11/19/2008	194,624
675,000		Verizon Global Funding, 7.75%, 6/15/2032	761,515

		TOTAL	2,073,722

		Consumer Cyclical - Automotive--0.6%
250,000		DaimlerChrysler N.A., 6.5%, 11/15/2013	253,255
250,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	238,523
100,000		Ford Motor Credit Co., 7%, 10/01/2013	100,644
250,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	265,158
100,000		General Motors Acceptance, 4.5%, 7/15/2006	101,657
500,000		General Motors Acceptance, 7.5%, 7/15/2005	525,915
500,000		General Motors Corp., Note, 7.2%, 1/15/2011	519,485

		TOTAL	2,004,637

		Consumer Cyclical - Entertainment--0.2%
300,000		AOL Time Warner, Inc., Bond, 7.7%, 5/01/2032	327,261
300,000		Carnival Corp., 3.75%, 11/15/2007	295,977
20,000	[3]	International Speedway C, 4.2%, 4/15/2009	19,641
80,000	[3]	International Speedway C, 5.4%, 4/15/2014	78,458

		TOTAL	721,337

		Consumer Cyclical - Retailers--0.4%
500,000		CVS Corp., 5.625%, 3/15/2006	524,085
500,000		Federated Department Stores, Inc., 6.625%, 9/01/2008	544,550
90,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/01/2028	96,377
250,000		Wal-Mart Stores, Inc., Unsecd. Note, 3.375%, 10/01/2008	243,132

		TOTAL	1,408,144

		Consumer Non-Cyclical - Consumer Products--0.1%
300,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/01/2005	323,022

		Consumer Non-Cyclical - Food/Beverage--0.3%
75,000		Diageo Finance BV, Unsecd. Note, 3%, 12/15/2006	74,588
250,000		General Mills, Inc., 6%, 2/15/2012	261,055
500,000		Kraft Foods, Inc., Note, 4.625%, 11/01/2006	513,270

		TOTAL	848,913

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical - Pharmaceuticals--0.0%
$120,000		Wyeth, 6.5%, 2/01/2034	$114,167

		Consumer Non-Cyclical - Supermarkets--0.1%
250,000		Kroger Co., 7.5%, 4/01/2031	275,137

		Consumer Non-Cyclical - Tobacco--0.1%
65,000		Altria Group, Inc., 5.625%, 11/04/2008	63,911
70,000		Philip Morris, Note, 6.375%, 2/1/2006	71,745

		TOTAL	135,656

		Energy - Independent--0.2%
75,000		Calpine Corp., Note, 7.75%, 4/15/2009	42,750
250,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	288,750
190,000	[3]	Ras Laffan Liquified Nat, 3.437%, 9/15/2009	184,503

		TOTAL	516,003

		Energy - Integrated--0.3%
250,000		Conoco, Inc., 5.45%, 10/15/2006	263,043
500,000		Husky Oil Ltd., Company Guarantee, 8.9%, 8/15/2028	578,670
35,000		Petro-Canada, Inc., Deb., 7%, 11/15/2028	37,727
100,000	[3]	Statoil ASA, 5.125%, 4/30/2014	98,614

		TOTAL	978,054

		Energy - Oil Field Services--0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019	56,203

		Energy - Refining--0.1%
300,000		Valero Energy Corp., 7.5%, 4/15/2032	331,785

		Financial Institution - Banking--0.6%
300,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	330,990
750,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	784,538
60,000		HSBC USA, Inc., Sub. Note, 6.625%, 3/01/2009	65,815
483,010	[3]	Regional Diversified Funding, 9.25%, 3/15/2030	542,937
100,000		US BANK N.A., 6.3%, 2/04/2014	106,743
120,000		Union Planters Corp., 4.375%, 12/01/2010	117,043

		TOTAL	1,948,066

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--0.5%
$200,000		Amvescap PLC, Sr. Note, 6.6%, 5/15/2005	$207,738
500,000	[3]	FMR Corp., 4.75%, 3/01/2013	480,835
250,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	235,983
250,000		Lehman Brothers Holdings, 7.875%, 8/15/2010	290,155
250,000		Morgan Stanley Group, Inc, 5.3%, 3/01/2013	245,822

		TOTAL	1,460,533

		Financial Institution - Finance Noncaptive--0.2%
250,000		Capital One Financial, Note, 7.125%, 8/01/2008	268,528
250,000		General Electric Co., Note, 5%, 2/01/2013	245,480
30,000		Heller Financial, Inc., Note, 7.375%, 11/01/2009	34,026
55,000		Newcourt Credit Group, Inc, Company Guarantee, 6.875%, 2/16/2005	56,906

		TOTAL	604,940

		Financial Institution - Insurance - Life--1.1%
400,000		AXA-UAP, Sub. Note, 8.6%, 12/15/2030	488,584
1,250,000		Delphi Funding, 9.31%, 3/25/2027	969,225
750,000	[3]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	781,155
300,000	[3]	Pacific LifeCorp., Bond, 6.6%, 9/15/2033	308,376
100,000		Principal Financial Group, 6.125%, 10/15/2033	96,741
150,000		Prudential Financial, 5.75%, 7/15/2033	137,826
750,000	[3]	Union Central Life Ins Co., Note, 8.2%, 11/1/2026	767,010

		TOTAL	3,548,917

		Financial Institution - Insurance - P&C--0.3%
100,000	[3]	Liberty Mutual Group, Unsecd. Note, 7%, 3/15/2034	96,673
500,000	[3]	MBIA Global Funding LLC, 2.875%, 11/30/2006	494,330
100,000		Marsh & McLennan Cos., Sr. Note, 7.125%, 6/15/2009	111,936
100,000	[3]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	100,206
250,000		Travelers Property Casualty, Sr. Note, 5%, 3/15/2013	241,832

		TOTAL	1,044,977

		Financial Institution - REITs--0.2%
450,000		EOP Operating LP, 8.375%, 3/15/2006	491,009
45,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	49,745
250,000		Simon Property Group, Inc, 6.35%, 8/28/2012	261,983

		TOTAL	802,737

Principal Amount			Value
		CORPORATE BONDS--continued
		Foreign-Local-Govt--0.1%
$250,000		Quebec, Province of, Deb., 7.5%, 9/15/2029	$302,965

		Sovereign--0.1%
300,000		KFW-Kredit Wiederaufbau, 2.7%, 3/01/2007	294,984
175,000		United Mexican States, 6.625%, 3/03/2015	175,875

		TOTAL	470,859

		State/Provincial--0.1%
650,000		New South Wales, State of, Local Gov't. Guarantee, 6.5%, 5/01/2006	473,046

		Technology--0.1%
200,000		First Data Corp., 4.7%, 8/01/2013	192,994

		Transportation - Airlines--0.1%
51,960		Northwest Airlines Pass, Pass Thru Cert., 7.575%, 3/01/2019	51,830
255,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	268,025

		TOTAL	319,855

		Transportation - Railroads--0.1%
200,000		Canadian Pacific RR, 6.25%, 10/15/2011	215,468

		Transportation - Services--0.1%
200,000	[3]	FedEx Corp., Unsecd. Note, 2.65%, 4/01/2007	194,846

		Utility - Electric--0.4%
200,000		Alabama Power Co., 2.8%, 12/01/2006	197,906
500,000		American Electric Power C, Note, 6.125%, 5/15/2006	528,145
99,945		Homer City Funding, Sr. Secd. Note, 8.734%, 10/01/2026	106,441
250,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	268,818
130,000		Pacific Gas & Electric C, 6.05%, 3/01/2034	121,924

		TOTAL	1,223,234

		TOTAL CORPORATE BONDS (IDENTIFIED COST $30,038,959)	28,204,312

		GOVERNMENT AGENCIES--1.2%
2,000,000		Federal Home Loan Mortgage Corp., 4.050%, 6/21/2005	2,003,640
1,000,000		Federal Home Loan Mortgage Corp., 5.750%, 4/15/2008	1,069,740
375,000		Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	391,991
500,000		Federal National Mortgage Association, 4.375%, 10/15/2006	515,070

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $2,107,377)	3,980,441

Principal Amount			Value
		GOVERNMENTS/AGENCIES--1.1%
$700,000		Austria, Government of, Bond, Series 981, 5%, 1/15/2008	$906,157
550,000		Canada, Goverment of, Series WU42, 5%, 9/01/2004	407,702
750,000		Germany, Government of, Bond, 3.75%, 1/04/2009	928,470
700,000		Germany, Government of, Bond, 5.25%, 1/04/2011	922,828
460,000		Germany, Government of, Bond, Series 139, 4%, 2/16/2007	578,226

		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,684,673)	3,743,383

		MORTGAGE-BACKED SECURITIES--0.1%
25,006		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	25,959
9,755		Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	10,306
13,049		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	14,484
8,392		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	8,975
4,187		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	4,474
12,970		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	13,246
12,644		Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	13,312
1,772		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	1,891
5,194		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	5,534
3,299		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	3,536
4,437		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	4,623
9,021		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	9,901

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $110,100)	116,241

		U.S. TREASURY--2.4%
1,650,000		United States Treasury Bond, 12.750%, 11/15/2010	1,896,213
1,500,000		United States Treasury Bond, 6.250%, 8/15/2023	1,652,340
730,000		United States Treasury Note, 3.250%, 8/15/2007	732,394
35,000		United States Treasury Note, 4.375%, 8/15/2012	34,754
2,300,000		United States Treasury Note, 4.750%, 5/15/2014	2,318,331
35,000		United States Treasury Note, 4.875%, 2/15/2012	36,050
40,000		United States Treasury Note, 5.000%, 2/15/2011	41,825
500,000		United States Treasury Note, 5.750%, 8/15/2010	544,765
700,000		United States Treasury Note, 7.875%, 11/15/2004	720,587

		TOTAL U.S. TREASURY (IDENTIFIED COST $8,023,653)	7,977,259

Shares			Value
		MUTUAL FUNDS--13.1%[4]
134,771		Emerging Markets Fixed Income Core Fund	$1,892,981
2,741,795		Federated Mortgage Core Portfolio	27,363,113
1,205,509		High Yield Bond Portfolio	8,149,241
5,554,371		Prime Value Obligations Fund, IS Shares	5,554,371

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $41,942,722)	42,959,706

		TOTAL INVESTMENTS--99.6% (IDENTIFIED COST $300,744,669)[5]	326,977,540

		OTHER ASSETS AND LIABILITIES - NET--0.4%	1,267,606

		TOTAL NET ASSETS--100%	$328,245,146

1 Non-income producing security.

2 Treasury bills held as collateral for S&P 500 futures contracts.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At May 31, 2004, these securities amounted to $4,521,781 which represents 1.4% of net assets.

4 Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $300,749,263.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value including $42,959,706 of investments in affiliated issuers (Note 5) (identified cost $300,744,669)		$326,977,540
Cash		24,260
Cash denominated in foreign currencies (cost of $361,125)		379,420
Income receivable		950,668
Receivable for investments sold		4,287,386
Receivable for shares sold		502,079

TOTAL ASSETS		333,121,353

Liabilities:
Payable for investments purchased	$2,431,993
Payable for shares redeemed	2,162,710
Payable for daily variation margin	19,800
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	24,564
Payable for distribution services fee (Note 5)	62,454
Payable for shareholder services fee (Note 5)	69,224
Income distribution payable	91,458
Accrued expenses	14,004

TOTAL LIABILITIES		4,876,207

Net assets for 18,344,402 shares outstanding		$328,245,146

Net Assets Consist of:
Paid in capital		$310,138,219
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency transactions and futures contracts		26,063,124
Accumulated net realized loss on investments and foreign currency transactions and futures contracts		(7,665,416)
Distributions in excess of net investment income		(290,781)

TOTAL NET ASSETS		$328,245,146

.

Statement of Assets and Liabilities--continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($228,698,554 ÷ 12,774,739 shares outstanding)	$17.90

Offering price per share (100/94.50 of $17.90)[1]	$18.94

Redemption proceeds per share	$17.90

Class B Shares:
Net asset value per share ($74,984,760 ÷ 4,192,812 shares outstanding)	$17.88

Offering price per share	$17.88

Redemption proceeds per share (94.50/100 of $17.88)[1]	$16.90

Class C Shares:
Net asset value per share ($24,559,787 ÷ 1,376,737 shares outstanding)	$17.84

Offering price per share (100/99.00 of $17.84)[1]	$18.02

Redemption proceeds per share (99.00/100 of $17.84)[1]	$17.66

Class K Shares:
Net asset value per share ($2,045 ÷ 114.093 shares outstanding)	$17.92

Offering price per share	$17.92

Redemption proceeds per share	$17.92

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (including $1,253,020 received from affiliated issuers) (Note 5)		$3,095,019
Interest		1,425,915
Income allocated from partnership (Note 5)		49,731

TOTAL INCOME		4,570,665

Expenses:
Investment adviser fee (Note 5)	$1,133,800
Administrative personnel and services fee (Note 5)	134,999
Custodian fees	14,295
Transfer and dividend disbursing agent fees and expenses--Class A Shares (Note 5)	155,226
Transfer and dividend disbursing agent fees and expenses--Class B Shares (Note 5)	51,587
Transfer and dividend disbursing agent fees and expenses--Class C Shares (Note 5)	17,957
Transfer and dividend disbursing agent fees and expenses--Class K Shares (Note 5)	1
Directors'/Trustees' fees	6,436
Auditing fees	12,230
Legal fees	3,342
Portfolio accounting fees (Note 5)	61,613
Distribution services fee--Class B Shares (Note 5)	281,241
Distribution services fee--Class C Shares (Note 5)	104,193
Distribution services fee--Class K Shares (Note 5)	2
Shareholder services fee--Class A Shares (Note 5)	292,840
Shareholder services fee--Class B Shares (Note 5)	93,747
Shareholder services fee--Class C Shares (Note 5)	34,731
Share registration costs	42,189
Printing and postage	34,781
Insurance premiums	2,803
Taxes	13,205
Miscellaneous	5,872

EXPENSES BEFORE ALLOCATION	2,497,090

Expenses allocated from partnership (Note 5)	352

TOTAL EXPENSES	2,497,442

Statement of Operations--continued

Waiver, Reimbursement and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(627)
Waiver of administrative personnel and services fee (Note 5)	(6,581)
Fees paid indirectly from directed broker arrangements	(5,892)

TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		$(13,100)

Net expenses			$2,484,342

Net investment income			2,086,323

Realized and Unrealized Gain on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized gain of $66,013 on sales of investments in affiliated issuers) (Note 5)			6,478,914
Net realized gain on futures contracts			1,197,945
Net realized gain allocated from partnership			5,569
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			2,141,324

Net realized and unrealized gain on investments, foreign currency and futures contracts			9,823,752

Change in net assets resulting from operations			$11,910,075

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Period Ended 11/30/2003 [1]	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,086,323	$379,267	$4,809,586
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	7,682,428	46,905	(1,809,331)
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	2,141,324	1,930,718	32,188,419

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,910,075	2,356,890	35,188,674

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,677,403)	(909,910)	(3,754,143)
Class B Shares	(245,942)	(158,160)	(735,225)
Class C Shares	(94,635)	(60,986)	(280,854)
Class K Shares	(6)	(1)	(2)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,017,986)	(1,129,057)	(4,770,224)

Share Transactions:
Proceeds from sale of shares	39,799,449	6,404,766	93,228,950
Proceeds from shares issued in connection with the tax-free transfer of assets from Founders Common Trust Fund	--	--	328,268
Net asset value of shares issued to shareholders in payment of distributions declared	1,843,431	1,031,022	4,313,149
Cost of shares redeemed	(50,255,800)	(5,725,612)	(70,287,307)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,612,920)	1,710,176	27,583,060

Change in net assets	1,279,169	2,938,009	58,001,510

Net Assets:
Beginning of period	326,965,977	324,027,968	266,026,458

End of period (including undistributed (distributions in excess of) net investment income of $(290,781) and $(359,118), and $389,918 respectively)	$328,245,146	$326,965,977	$324,027,968

1 The Fund has changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated Stock and Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. Effective April 8, 2003, the Fund added Class K Shares. The investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.

On July 18, 2003, the Fund received a tax-free transfer of assets from Founders Common Trust Fund, as follows:

	Class A Shares of the Fund Issued	Founders Common Trust Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of the Fund Prior to Combination	Net Assets of Founders Common Trust Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Founders Common Trust Fund	19,540	$328,268	$445		$302,884,781	$328,268	$303,213,049

1 Unrealized appreciation is included in the Founders Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities.

As of May 31, 2004, the Fund had the following open futures contract:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2004	33 S&P 500 Index Futures	Long	$(187,700)

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2004, the Fund had no securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

At May 31, 2004 par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A	750,000,000
Class B	500,000,000
Class C	500,000,000
Class K	250,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2004		Period Ended 11/30/2003[1]		Year Ended 10/31/2003
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,509,399	$27,333,882	286,263	$4,968,298	4,203,068	$68,136,996
Shares issued in connection with the tax-free transfer of assets from Founders Common Trust Fund	--	--	--	--	19,540	328,268
Shares issued to shareholders in payment of distributions declared	84,884	1,540,972	48,145	836,767	212,982	3,426,313
Shares redeemed	(1,865,797)	(33,724,438)	(249,723)	(4,329,801)	(3,279,825)	(52,856,420)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(271,514)	$(4,849,584)	84,685	$1,475,264	1,155,765	$19,035,157

	Six Months Ended 5/31/2004		Period Ended 11/30/2003[1]		Year Ended 10/31/2003
Class B Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	492,397	$8,879,320	58,737	$1,015,032	1,173,127	$$19,023,995
Shares issued to shareholders in payment of distributions declared	12,093	218,985	8,062	139,962	39,930	640,472
Shares redeemed	(483,632)	(8,698,896)	(52,814)	(914,345)	(852,881)	(13,693,047)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	20,858	$399,409	13,985	$240,649	360,176	$5,971,420

	Six Months Ended 5/31/2004		Period Ended 11/30/2003[1]		Year Ended 10/31/2003
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	198,275	$3,584,462	24,446	$421,436	372,531	$6,067,709
Shares issued to shareholders in payment of distributions declared	4,608	83,469	3,135	54,293	15,402	246,364
Shares redeemed	(434,683)	(7,832,462)	(27,944)	(481,464)	(231,224)	(3,737,829)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(231,800)	$(4,164,531)	(363)	$(5,735)	156,709	$2,576,244

	Six Months Ended 5/31/2004		Period Ended 11/30/2003[1]		Year Ended 10/31/2003[2]
Class K Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	99	$1,785	--	$--	16	$250
Shares issued to shareholders in payment of distributions declared	0 [3]	5	--	--	--	--
Shares redeemed	0 [3]	(4)	0 [3]	(2)	(1)	(11)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	99	$1,786	0 [3]	$(2)	15	$239

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(482,357)	$(8,612,920)	98,307	$1,710,176	1,672,665	$27,583,060

1 The Fund has changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

3 Represents less than one share.

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $300,749,263. The net unrealized appreciation of investments for federal tax purposes was $26,228,277. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,402,104 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,173,827.

At November 30, 2003, and October 31, 2003, the Fund had a capital loss carryforward of $14,340,401 and $14,543,434, respectively, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

November 30, 2003:
Expiration Year	Expiration Amount
2008	$3,397,314

2009	$9,387,088

2010	$1,555,999

October 31, 2003:
Expiration Year	Expiration Amount
2009	$3,600,347

2010	$9,387,088

2011	$1,555,999

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months ended May 31, 2004 the fees paid to FEMCOPA and FIMCO were $946,139 and $187,034, respectively, after voluntary waiver, if applicable.

Certain of the Fund's assets are managed by FIMCO (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Federated Mortgage Core Portfolio	$753,606

High-Yield Bond Portfolio	$428,188

Prime Value Obligations Fund	$71,226

Emerging Market Fixed Income Core Fund	$49,731

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $27,524 in sales charges from the sale of Class A Shares. FSC also retained $20 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $9,381, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2004, the Fund's expenses were reduced by $5,892 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$89,018,092

Sales	$80,887,839

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Stock and Bond Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313911109
Cusip 313911208
Cusip 313911307
Cusip 313911406

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8080105 (7/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Stock and Bond Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        July 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004